Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 vote	Dec. 31, 2012	Dec. 31, 2011
Common Stock
Number of votes on each share of common stock	1
Common stock outstanding (in shares)	55,570,361	55,091,561
Preferred stock issued (in shares)	0	0
Preferred stock outstanding (in shares)	0	0
Common stock issued on exercise of stock options (in shares)		317,600	468,000
Exercise price of options exercised (in dollars per share)		$ 1.60	$ 1.60
Proceeds from common stock issued on exercise of stock options	$ 848	$ 508	$ 749
Cash proceeds received on exercise of stock options for which shares were not issued till date	18	8	3
$1.60
Common Stock
Common stock issued on exercise of stock options (in shares)	360,600
Exercise price of options exercised (in dollars per share)	$ 1.60
$2.37
Common Stock
Common stock issued on exercise of stock options (in shares)	118,200
Exercise price of options exercised (in dollars per share)	$ 2.37
Employee stock options
Common Stock
Cash proceeds received on exercise of stock options for which shares were not issued till date	$ 18	$ 8	$ 3